Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Share-Based Payment Arrangement, Performance Shares, Outstanding Activity

 Share-Based Payment Arrangement, Performance Shares, Outstanding Activity

	As of December 31,
	2023	2022	2021
Options	411,970,000	321,700,000	5,497,001,500
Warrants	5,188,501,500	5,200,501,500	—
Total	5,600,471,500	5,522,201,500	5,497,001,500